Consolidated Statments of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Statements of Operations [Abstract]
Sales- net	$ 457,297	$ 521,821	$ 1,952,301	$ 2,033,072
Cost of sales	371,817	395,921	1,456,612	1,440,538
Gross Profit	85,480	125,900	495,689	592,534
Operating Expenses
Professional services	43,750	80,870	335,971	126,827
Stock based compensation				3,600
Administrative salaries	29,548	25,413	116,375	210,621
Selling expense	59,586	30,795	261,680	150,408
General and administrative expense	50,884	31,693	135,801	285,566
Total Operating Expenses	183,768	168,771	849,827	777,022
(Loss) from continuing operations	(98,288)	(42,871)	(354,138)	(184,488)
Other Income (Expense)
Other income (expense)		(2,041)	22,411	333,834
Interest expense	(4,724)	(725)	(12,197)	(1,928)
Loss on prior year write-off			3,996	(1,375)
Total other income (expense)	(4,724)	(2,766)	14,210	330,531
Net (loss) before income taxes	(103,012)	(45,637)	(339,928)	146,043
Income taxes			13,995	25,395
Net (Loss)	$ (103,012)	$ (45,637)	$ (353,923)	$ 120,648
Earnings loss per share;
Basic	$ (0.02)	$ (0.01)	$ (0.08)	$ 0.01
Weighted average number of shares outstanding	4,483,174	4,884,624	4,469,863	9,973,587